                                                                    EXHIBIT 99.4

                             STATIC POOL INFORMATION

     The following tables set forth information on the entire Advanta Business Card Portfolio (the "managed portfolio") performance by vintage origination year. The information presented below with respect to periods prior to January 1, 2006 is not to be deemed a part of this prospectus supplement, the prospectus or any registration statement.

     As demonstrated in the table below, most of the accounts in the managed portfolio have been, and are expected to be, designated to the trust portfolio, making the static pool information presented below for the managed portfolio representative of the receivables included in the trust portfolio.

     There can be no assurance that the trust portfolio as a percent of the managed portfolio in the future will be similar to the historical experience set forth below.

     The following table indicates the portion of the managed portfolio that has been designated to the trust portfolio as of the points in time shown.

              ADVANTA TRUST PORTFOLIO VS. ADVANTA MANAGED PORTFOLIO
                               ENDING RECEIVABLES

                                                                        AS OF DECEMBER 31,
                            AS OF SEPTEMBER 30,   --------------------------------------------------------------
PORTFOLIO                           2006             2005         2004         2003         2002         2001
---------                   -------------------   ----------   ----------   ----------   ----------   ----------
Trust Portfolio (1)              $4,436,263       $3,637,593   $3,223,773   $2,861,546   $2,502,104   $2,023,070
Managed Portfolio (1)             4,647,916        3,759,869    3,294,630    2,981,787    2,594,230    2,042,974
                                 ==========       ==========   ==========   ==========   ==========   ==========
TRUST PORTFOLIO AS A % OF
   MANAGED PORTFOLIO                  95.45%           96.75%       97.85%       95.97%       96.45%       99.03%

(1) Dollars in thousands.

     Static pool data regarding delinquency rates, gross loss rates, monthly payment rates, most recent FICO scores and revenue experience is presented in the following tables. Relationships are assigned to vintages based on the calendar year in which the relationship began. Once a relationship is assigned to a vintage, it remains in that vintage. For example, if a card is lost and a new card is issued, instead of moving that relationship into a different vintage based on the date that the new card was issued, it remains in the vintage of the calendar year in which the relationship began.

     All relationships have been assigned to one of the following vintages: pre-2001 originations, 2001 originations, 2002 originations, 2003 originations, 2004 originations, 2005 originations or 2006 originations. The pre-2001 origination vintage includes relationships originated from 1994 through the end of 2000.

     In many of the calculations underlying the information in the following tables, average receivables balance is used as the denominator. Average receivables balance for each full year presented is calculated as the twelve month average of each month's beginning and ending receivables balance divided by two, unless otherwise noted. For periods where a full year of information is not presented, the number of months that have elapsed will be used in calculating the average receivables balance.

Delinquency Rates

     The delinquency rates set forth below are calculated, for a particular vintage, by taking the sum of all receivables that were thirty or more days contractually delinquent as of the stated point in time and dividing that amount by the ending receivable balance for that vintage for the same point in time.

     There can be no assurance that in the future the delinquency experience, in total or for each origination vintage, will be similar to the historical delinquency experience set forth below.

                            ADVANTA MANAGED PORTFOLIO
                            30+ DAYS DELINQUENCY RATE

                                                                        AS OF DECEMBER 31,
                            AS OF SEPTEMBER 30,   --------------------------------------------------------------
                                    2006             2005         2004         2003         2002         2001
                            -------------------   ----------   ----------   ----------   ----------   ----------
Managed Portfolio
Total Receivables (1)            $4,647,916       $3,759,869   $3,294,630   $2,981,787   $2,594,230   $2,042,974

ANNUAL VINTAGE
2006 Originations                      0.45%              --           --           --           --           --
2005 Originations                      2.01%            0.53%          --           --           --           --
2004 Originations                      3.40%            2.55%        0.75%          --           --           --
2003 Originations                      3.22%            2.72%        2.62%        0.97%          --           --
2002 Originations                      3.67%            3.73%        4.01%        4.11%        1.42%          --
2001 Originations                      4.47%            4.26%        5.78%        7.48%        6.54%        3.11%
Pre-2001 Originations                  4.34%            4.68%        5.57%        7.93%        7.79%        7.38%
                                 ==========       ==========   ==========   ==========   ==========   ==========
TOTAL 30+ DAYS
   DELINQUENCY RATE                    2.70%            2.96%        4.12%        5.82%        6.15%        6.66%

(1) Dollars in thousands. Total Receivables consists of all amounts due from cardholders as posted to the accounts as of the date shown, including principal receivables and finance charge and administrative receivables.

                            ADVANTA MANAGED PORTFOLIO
                            30+ DAYS DELINQUENCY RATE

                                    (GRAPH)

                            ADVANTA MANAGED PORTFOLIO
                              PRE-2001 ORIGINATIONS
                             DELINQUENCY EXPERIENCE

                                                         AS OF DECEMBER 31,
                            AS OF SEPTEMBER 30,   --------------------------------
NUMBER OF DAYS DELINQUENT           2006          2005   2004   2003   2002   2001
-------------------------   -------------------   ----   ----   ----   ----   ----
30 to 59 days                       1.36%         1.41%  1.51%  2.22%  2.11%  2.05%
60 to 89 days                       1.05%         1.19%  1.42%  1.74%  1.66%  1.65%
90 to 119 days                      0.77%         0.82%  1.06%  1.56%  1.46%  1.34%
120 to 149 days                     0.56%         0.61%  0.85%  1.21%  1.23%  1.17%
150 to 179 days                     0.60%         0.65%  0.73%  1.21%  1.32%  1.14%
180+ days                           0.00%         0.00%  0.00%  0.00%  0.00%  0.02%
                                    ====          ====   ====   ====   ====   ====
TOTAL 30+ DAYS DELINQUENT           4.34%         4.68%  5.57%  7.93%  7.79%  7.38%

                            ADVANTA MANAGED PORTFOLIO
                                2001 ORIGINATIONS
                             DELINQUENCY EXPERIENCE

                                                         AS OF DECEMBER 31,
                            AS OF SEPTEMBER 30,   --------------------------------
NUMBER OF DAYS DELINQUENT           2006          2005   2004   2003   2002   2001
-------------------------   -------------------   ----   ----   ----   ----   ----
30 to 59 days                       1.23%         1.12%  1.50%  2.03%  1.90%  1.12%
60 to 89 days                       1.07%         1.07%  1.36%  1.56%  1.32%  0.70%
90 to 119 days                      0.91%         0.87%  1.16%  1.37%  1.27%  0.55%
120 to 149 days                     0.63%         0.63%  0.90%  1.27%  1.06%  0.40%
150 to 179 days                     0.63%         0.56%  0.86%  1.26%  0.99%  0.33%
180+ days                           0.00%         0.00%  0.00%  0.00%  0.00%  0.00%
                                    ====          ====   ====   ====   ====   ====
TOTAL 30+ DAYS DELINQUENT           4.47%         4.26%  5.78%  7.48%  6.54%  3.11%

                            ADVANTA MANAGED PORTFOLIO
                                2002 ORIGINATIONS
                             DELINQUENCY EXPERIENCE

                                                         AS OF DECEMBER 31,
                            AS OF SEPTEMBER 30,   --------------------------------
NUMBER OF DAYS DELINQUENT           2006          2005   2004   2003   2002   2001
-------------------------   -------------------   ----   ----   ----   ----   ----
30 to 59 days                       1.09%         0.97%  1.02%  1.07%  0.49%    --
60 to 89 days                       0.85%         0.94%  1.02%  0.91%  0.31%    --
90 to 119 days                      0.74%         0.72%  0.71%  0.76%  0.27%    --
120 to 149 days                     0.50%         0.56%  0.67%  0.68%  0.21%    --
150 to 179 days                     0.49%         0.55%  0.60%  0.69%  0.14%    --
180+ days                           0.00%         0.00%  0.00%  0.00%  0.00%    --
                                    ====          ====   ====   ====   ====    ===
TOTAL 30+ DAYS DELINQUENT           3.67%         3.73%  4.01%  4.11%  1.42%    --

                            ADVANTA MANAGED PORTFOLIO
                                2003 ORIGINATIONS
                             DELINQUENCY EXPERIENCE

                                                         AS OF DECEMBER 31,
                            AS OF SEPTEMBER 30,   --------------------------------
NUMBER OF DAYS DELINQUENT           2006          2005   2004   2003   2002   2001
-------------------------   -------------------   ----   ----   ----   ----   ----
30 to 59 days                      0.97%          0.72%  0.70%  0.40%    --     --
60 to 89 days                      0.70%          0.63%  0.69%  0.17%    --     --
90 to 119 days                     0.62%          0.54%  0.48%  0.18%    --     --
120 to 149 days                    0.48%          0.42%  0.41%  0.12%    --     --
150 to 179 days                    0.45%          0.41%  0.35%  0.11%    --     --
180+ days                          0.00%          0.00%  0.00%  0.00%    --     --
                                   ====           ====   ====   ====    ===    ===
TOTAL 30+ DAYS DELINQUENT          3.22%          2.72%  2.62%  0.97%    --     --

                            ADVANTA MANAGED PORTFOLIO
                                2004 ORIGINATIONS
                             DELINQUENCY EXPERIENCE

                                                         AS OF DECEMBER 31,
                            AS OF SEPTEMBER 30,   --------------------------------
NUMBER OF DAYS DELINQUENT           2006          2005   2004   2003   2002   2001
-------------------------   -------------------   ----   ----   ----   ----   ----
30 to 59 days                      1.06%          0.76%   0.24%   --     --     --
60 to 89 days                      0.77%          0.64%   0.18%   --     --     --
90 to 119 days                     0.60%          0.49%   0.13%   --     --     --
120 to 149 days                    0.52%          0.37%   0.12%   --     --     --
150 to 179 days                    0.45%          0.30%   0.08%   --     --     --
180+ days                          0.00%          0.00%   0.00%   --     --     --
                                   ====           ====    ====   ===    ===    ===
TOTAL 30+ DAYS DELINQUENT          3.40%          2.55%   0.75%   --     --     --

                            ADVANTA MANAGED PORTFOLIO
                                2005 ORIGINATIONS
                             DELINQUENCY EXPERIENCE

                                                         AS OF DECEMBER 31,
                            AS OF SEPTEMBER 30,   --------------------------------
NUMBER OF DAYS DELINQUENT           2006          2005   2004   2003   2002   2001
-------------------------   -------------------   ----   ----   ----   ----   ----
30 to 59 days                      0.59%          0.21%    --     --     --     --
60 to 89 days                      0.50%          0.13%    --     --     --     --
90 to 119 days                     0.37%          0.09%    --     --     --     --
120 to 149 days                    0.28%          0.05%    --     --     --     --
150 to 179 days                    0.27%          0.04%    --     --     --     --
180+ days                          0.00%          0.00%    --     --     --     --
                                   ====           ====    ===    ===    ===    ===
TOTAL 30+ DAYS DELINQUENT          2.01%          0.53%    --     --     --     --

                            ADVANTA MANAGED PORTFOLIO
                                2006 ORIGINATIONS
                             DELINQUENCY EXPERIENCE

                                                         AS OF DECEMBER 31,
                            AS OF SEPTEMBER 30,   ---------------------------------
NUMBER OF DAYS DELINQUENT           2006          2005   2004   2003   2002   2001
-------------------------   -------------------   ----   ----   ----   ----   ----
30 to 59 days                      0.21%            --     --     --     --     --
60 to 89 days                      0.10%            --     --     --     --     --
90 to 119 days                     0.06%            --     --     --     --     --
120 to 149 days                    0.04%            --     --     --     --     --
150 to 179 days                    0.04%            --     --     --     --     --
180+ days                          0.00%            --     --     --     --     --
                                   ====            ===    ===    ===    ===    ===
TOTAL 30+ DAYS DELINQUENT          0.45%            --     --     --     --     --

Loss Rates

     The gross loss rates set forth below reflect all amounts charged-off as uncollectible, including principal receivables and finance charge and administrative receivables, excluding fraud. The loss rates in the table "Trust Portfolio-Loss Experience" in the prospectus supplement reflect only the amount of principal receivables charged-off as uncollectible, excluding fraud.

     The gross loss rate is calculated by adding the amounts charged-off as uncollectible during the specified period for all relationships assigned to a particular vintage and dividing that sum by the average receivables balance for that vintage as of the periods shown. The net loss rate is calculated by adding the amounts charged-off as uncollectible less all amounts of finance charge and administrative receivables charged-off as uncollectible less the amount of recoveries received during the specified period for all relationships and dividing that sum by the average receivables balance (calculated as the average of the daily average receivables balance) for the periods shown.

     There can be no assurance that in the future the loss experience, in total or for each origination vintage, will be similar to the historical loss experience set forth below.

                            ADVANTA MANAGED PORTFOLIO
                             ANNUAL LOSS EXPERIENCE

                                                            YEAR ENDED DECEMBER 31,
                               9 MONTHS ENDED        -------------------------------------
ANNUAL VINTAGE              SEPTEMBER 30, 2006 (1)    2005    2004    2003    2002    2001
--------------              ----------------------   -----   -----   -----   -----   -----
2006 Originations                    0.06%              --      --      --      --      --
2005 Originations                    1.88%            0.72%     --      --      --      --
2004 Originations                    5.46%            3.68%   0.48%     --      --      --
2003 Originations                    5.48%            6.94%   3.17%   0.56%     --      --
2002 Originations                    7.28%            9.46%   8.73%   5.02%   0.86%     --
2001 Originations                    7.81%           11.88%  13.28%  14.66%   9.21%   1.32%
Pre-2001 Originations                7.20%           10.30%  12.26%  13.66%  13.00%  10.29%
                                     ====            =====   =====   =====   =====   =====
GROSS LOSSES FOR TOTAL
   MANAGED PORTFOLIO                 4.72%            7.78%   9.21%  10.66%  11.18%   9.51%
NET LOSSES                           3.41%            5.71%   6.66%   7.90%   8.80%   7.67%

(1)  Annualized.

                           ADVANTA MANAGED PORTFOLIO
                             ANNUAL GROSS LOSS RATE

                                     (GRAPH)

Average Monthly Payment Rates

     The average monthly payment rates set forth below are calculated by dividing the sum of the total amount of payments received for a particular vintage in each period shown by the number of months in that period, and then dividing that number by the average receivables balance for that vintage as of the periods shown. Unless otherwise noted the calculations are based on the amount of payments received during the relevant calendar period.

     There can be no assurance that the payment experience, in total or for each origination vintage, in the future will be similar to the historical payment experience set forth below.

                            ADVANTA MANAGED PORTFOLIO
                          AVERAGE MONTHLY PAYMENT RATES

                                                          YEAR ENDED DECEMBER 31,
                              9 MONTHS ENDED     -----------------------------------------
ANNUAL VINTAGE              SEPTEMBER 30, 2006    2005    2004    2003    2002    2001 (1)
--------------              ------------------   -----   -----   -----   -----   ---------
2006 Originations                 12.98%            --      --      --      --        --
2005 Originations                 18.37%         15.59%     --      --      --        --
2004 Originations                 26.05%         24.61%  18.40%     --      --        --
2003 Originations                 30.23%         29.70%  25.77%  21.90%     --        --
2002 Originations                 28.49%         27.49%  26.18%  25.52%  23.59%       --
2001 Originations                 27.04%         26.11%  24.10%  23.62%  26.01%    28.71%
Pre-2001 Originations             20.88%         20.05%  18.50%  17.85%  17.69%    18.05%
                                  =====          =====   =====   =====   =====     =====
TOTAL MANAGED PORTFOLIO           21.96%         23.18%  21.90%  20.79%  19.74%    18.98%

(1) For the year 2001, the calculation is based on the amount of payments received by each cycle end, not month end.

                            ADVANTA MANAGED PORTFOLIO
                          AVERAGE MONTHLY PAYMENT RATES

                                     (GRAPH)

Most Recent FICO Score

     The FICO(R)(1) Score table set forth below presents the distribution of the most recent refreshed and valid FICO score of the signing individuals for all relationships contained in the sponsor's data warehouse for the managed portfolio. The sponsor believes that the FICO score is one of many indicators of the current credit quality of the signing individual who opened the relationship and who is jointly and severally liable with the business, when applicable, for the repayment of outstanding receivables. See "The Trust Portfolio-FICO Scores" in the prospectus supplement for additional information with respect to the sponsor's use of FICO scores.

     Since July 2005, the sponsor has originated certain relationships where the signing individual had a FICO score at the time of origination between 630 and 660 and where certain custom scoring and underwriting criteria were met. As of October 2006, the receivables generated from a portion of these relationships have been added to the trust portfolio, and the sponsor expects to continue to designate a portion of these relationships and add the receivables generated from such relationships to the trust portfolio.

     The sponsor refreshes the FICO score for the signing individual of a relationship approximately eight times per year.

     FICO scores of an individual may change over time, depending on the conduct of the individual, including the individual's usage of available credit and changes in the credit score technology used by Fair, Isaac & Company.

     There can be no assurance that in the future the distribution of most recent FICO scores, in total or for each origination vintage, will be similar to the distribution set forth below.

----------
*    FICO(R) is a federally registered servicemark of Fair, Isaac & Company

                            ADVANTA MANAGED PORTFOLIO
                     DISTRIBUTION OF MOST RECENT FICO SCORE

AS OF SEPTEMBER 30, 2006

MOST RECENT                            2006          2005          2004          2003          2002          2001        PRE 2001
FICO SCORE                  TOTAL  ORIGINATIONS  ORIGINATIONS  ORIGINATIONS  ORIGINATIONS  ORIGINATIONS  ORIGINATIONS  ORIGINATIONS
-----------                ------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
No FICO Score                0.00%      0.00%         0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
Less than 600                5.04%      0.83%         3.26%         5.61%         5.50%         6.80%         8.27%         9.13%
600 - 660                   10.89%      7.32%        10.36%        11.63%        10.33%        11.65%        13.71%        14.09%
661 - 719                   34.65%     34.89%        34.49%        34.80%        32.69%        34.12%        34.96%        35.37%
720 and Higher              49.42%     56.96%        51.89%        47.96%        51.48%        47.43%        43.06%        41.41%
                           ======     ======        ======        ======        ======        ======        ======        ======
TOTAL                      100.00%    100.00%       100.00%       100.00%       100.00%       100.00%       100.00%       100.00%

This distribution is based on receivables balance, not number of relationships.

Revenue Experience

     The revenue experience table set forth below is intended to represent the trends in revenue billed on the sponsor's credit card accounts and payable by the obligors. The yield is calculated by adding revenue during the specified period for all relationships assigned to a particular vintage and dividing that sum by the average receivables balance for that vintage as of the periods shown. For the purposes of this table, revenue includes finance charges, over limit fees, late fees and cash advance fees unless otherwise noted. This table does not include other revenue generated by certain miscellaneous fees. The sponsor does not believe that the information about other miscellaneous fees would materially impact the trends shown in this table. Interchange is calculated as the total amount of income from interchange for the specified period divided by the average receivables balance (calculated as the average of the daily average receivables balance) for the specified period.

     For additional information regarding the amount of interchange revenue generated by the receivables of the trust portfolio, see "The Trust Portfolio-Receivable Revenue Experience" in the prospectus supplement.

     The data used in the revenue experience table set forth below is derived from the information that is used to bill cardholders and represents revenue on an as-billed basis. Because it is cycle-end data, it may vary, in some instances, from the information derived from month end data that is produced in other transaction processing system reports. The sponsor does not believe that the variances materially impact the trends shown in the table. The revenue information in "The Trust Portfolio-Receivable Revenue Experience" in the prospectus supplement, presents revenue calculated on an as-collected basis and represents revenue recognized when it is received.

     There can be no assurance that the revenue experience in the future, in total or for each origination vintage, will be similar to the historical revenue experience set forth below.

                           ADVANTA MANAGED PORTFOLIO
                               REVENUE EXPERIENCE

                                                               YEAR ENDED DECEMBER 31,
                                9 MONTHS ENDED       -------------------------------------------
ANNUAL VINTAGE              SEPTEMBER 30, 2006 (1)    2005    2004    2003    2002 (2)   2001(2)
--------------              ----------------------   -----   -----   -----   ---------   -------
2006 Originations                    4.14%              --      --      --        --         --
2005 Originations                    8.94%            4.87%     --      --        --         --
2004 Originations                   16.84%           11.17%   4.58%     --        --         --
2003 Originations                   16.32%           14.64%   9.47%   5.24%       --         --
2002 Originations                   18.10%           16.97%  16.18%  11.78%     8.04%        --
2001 Originations                   21.21%           20.95%  21.42%  21.40%    20.04%     15.86%
Pre-2001 Originations               21.56%           21.40%  21.99%  22.52%    22.28%     22.18%
                                    =====            =====   =====   =====     =====      =====
TOTAL MANAGED PORTFOLIO             14.90%           16.30%  17.26%  18.33%    20.55%     21.64%
REVENUE FROM INTERCHANGE             4.71%            4.70%   4.46%   4.19%     4.23%      4.31%

(1)  Annualized.

(2)  Does not include cash advance fees.

                            ADVANTA MANAGED PORTFOLIO
                               REVENUE EXPERIENCE

                                     (GRAPH)